CONVERTIBLE PROMISSORY NOTES - Outstanding 2028 Convertible Notes (Details) - Convertible Notes - 2028 Convertible Notes - USD ($) $ in Thousands	Dec. 31, 2021	Nov. 22, 2021
Debt Instrument [Line Items]
Outstanding principal	$ 460,000
Unamortized discount	(143,458)	$ (14,291)
Carrying value of debt	$ 316,542